Convertible Note - Schedule of Major Assumptions used in the Discounted Cash Flow Method (Details)	Mar. 31, 2025	Oct. 28, 2024
Risk-free interest rate [Member]
Schedule of Major Assumptions used in the Discounted Cash Flow Method [Line Items]
Major assumptions used in the discounted cash flow method	4.2	4.3
Expected life [Member]
Schedule of Major Assumptions used in the Discounted Cash Flow Method [Line Items]
Major assumptions used in the discounted cash flow method	0.5	0.9
Volatility [Member]
Schedule of Major Assumptions used in the Discounted Cash Flow Method [Line Items]
Major assumptions used in the discounted cash flow method	15	13